Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Annuity | Samp P 500 Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
Variable Annuity | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Annuity | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Annuity | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Variable Annuity | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Variable Annuity | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Variable Annuity | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Annuity | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Annuity | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Annuity | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Variable Annuity, Series B (Large Cap Value Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Variable Annuity, Series B (Large Cap Value Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Variable Annuity, Series B (Large Cap Value Series) | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Annuity, Series B (Large Cap Value Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Annuity, Series B (Large Cap Value Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Variable Annuity, Series B (Large Cap Value Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Annuity, Series B (Large Cap Value Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Variable Annuity, Series B (Large Cap Value Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Variable Annuity, Series B (Large Cap Value Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Variable Annuity, Series B (Large Cap Value Series) | I Shares Russell 1000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Annuity, Series B (Large Cap Value Series) | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Series B (Large Cap Value Series) | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series B (Large Cap Value Series) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series B (Large Cap Value Series) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity, Series B (Large Cap Value Series) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Annuity, Series B (Large Cap Value Series) | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series B (Large Cap Value Series) | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series B (Large Cap Value Series) | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series B (Large Cap Value Series) | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Annuity, Series D (World Equity Income Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Variable Annuity, Series D (World Equity Income Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Annuity, Series D (World Equity Income Series) | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Variable Annuity, Series D (World Equity Income Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Annuity, Series D (World Equity Income Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Variable Annuity, Series D (World Equity Income Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Variable Annuity, Series D (World Equity Income Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Annuity, Series D (World Equity Income Series) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Annuity, Series D (World Equity Income Series) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Variable Annuity, Series D (World Equity Income Series) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Annuity, Series D (World Equity Income Series) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Annuity, Series D (World Equity Income Series) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Series D (World Equity Income Series) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series D (World Equity Income Series) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series D (World Equity Income Series) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series D (World Equity Income Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Variable Annuity, Series D (World Equity Income Series) | Total Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Variable Annuity, Series D (World Equity Income Series) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Annuity, Series D (World Equity Income Series) | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Annuity, Series D (World Equity Income Series) | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Annuity, Series D (World Equity Income Series) | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series D (World Equity Income Series) | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series D (World Equity Income Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Variable Annuity, Series D (World Equity Income Series) | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series D (World Equity Income Series) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series D (World Equity Income Series) | Novo Nordisk A S 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, Series D (World Equity Income Series) | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series D (World Equity Income Series) | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, Series E (Total Return Bond Series) | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Variable Annuity, Series E (Total Return Bond Series) | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Annuity, Series E (Total Return Bond Series) | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Variable Annuity, Series E (Total Return Bond Series) | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Annuity, Series E (Total Return Bond Series) | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Annuity, Series E (Total Return Bond Series) | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series E (Total Return Bond Series) | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Annuity, Series E (Total Return Bond Series) | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Annuity, Series E (Total Return Bond Series) | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series E (Total Return Bond Series) | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Annuity, Series E (Total Return Bond Series) | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Annuity, Series E (Total Return Bond Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, Series E (Total Return Bond Series) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Variable Annuity, Series E (Total Return Bond Series) | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Variable Annuity, Series E (Total Return Bond Series) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Variable Annuity, Series E (Total Return Bond Series) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Variable Annuity, Series E (Total Return Bond Series) | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Variable Annuity, Series E (Total Return Bond Series) | Custom 3 Month S O F R Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Annuity, Series E (Total Return Bond Series) | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Annuity, Series E (Total Return Bond Series) | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series E (Total Return Bond Series) | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Annuity, Series E (Total Return Bond Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Variable Annuity, Series E (Total Return Bond Series) | Guggenheim Total Return Bond Fund 8212 R 6 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Annuity, Series E (Total Return Bond Series) | U S Treasury Notes 413due 033131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Series E (Total Return Bond Series) | Uniform M B S 30 Yeardue 090124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Series E (Total Return Bond Series) | Uniform M B S 30 Yeardue 0901242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series E (Total Return Bond Series) | U S Treasury Bondsdue 051553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series E (Total Return Bond Series) | U S Treasury Notes 400due 021534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series E (Total Return Bond Series) | U S Treasury Notes 450due 053129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series E (Total Return Bond Series) | U S Treasury Notes 463due 043031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Annuity, Series E (Total Return Bond Series) | Uniform M B S 15 Yeardue 080124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series E (Total Return Bond Series) | Freddie Mac 500due 060153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, Series F (Floating Rate Strategies Series) | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Annuity, Series F (Floating Rate Strategies Series) | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Variable Annuity, Series F (Floating Rate Strategies Series) | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Variable Annuity, Series F (Floating Rate Strategies Series) | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Annuity, Series F (Floating Rate Strategies Series) | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series F (Floating Rate Strategies Series) | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Annuity, Series F (Floating Rate Strategies Series) | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Variable Annuity, Series F (Floating Rate Strategies Series) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series F (Floating Rate Strategies Series) | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Variable Annuity, Series F (Floating Rate Strategies Series) | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series F (Floating Rate Strategies Series) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series F (Floating Rate Strategies Series) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series F (Floating Rate Strategies Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Annuity, Series F (Floating Rate Strategies Series) | Guggenheim Floating Rate Strategies Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series F (Floating Rate Strategies Series) | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series F (Floating Rate Strategies Series) | Arsenal A I C Parent L L C 910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | Planview Parent Inc 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | Restaurant Brands 709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | W M G Acquisition Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | Mc Graw Hill L L C 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | American Buildersamp Contractors Supply Co Inc 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | Summit Behavioral Healthcare L L C 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series F (Floating Rate Strategies Series) | Beacon Roofing Supply Inc 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Russell Midcap Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.80%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Pure Storage Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series J (StylePlus—Mid Growth Series) | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series N (Managed Asset Allocation Series) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Variable Annuity, Series N (Managed Asset Allocation Series) | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Variable Annuity, Series N (Managed Asset Allocation Series) | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Annuity, Series N (Managed Asset Allocation Series) | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Variable Annuity, Series N (Managed Asset Allocation Series) | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Annuity, Series N (Managed Asset Allocation Series) | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Annuity, Series N (Managed Asset Allocation Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Variable Annuity, Series N (Managed Asset Allocation Series) | Vanguard Samp P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Variable Annuity, Series N (Managed Asset Allocation Series) | Schwab U S Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Annuity, Series N (Managed Asset Allocation Series) | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Variable Annuity, Series N (Managed Asset Allocation Series) | I Shares M S C I E A F E E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Annuity, Series N (Managed Asset Allocation Series) | I Shares 710 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Annuity, Series N (Managed Asset Allocation Series) | I Sharesi Boxx Investment Grade Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Variable Annuity, Series N (Managed Asset Allocation Series) | I Shares 13 Year Treasury Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Annuity, Series N (Managed Asset Allocation Series) | I Shares Core Samp P Mid Cap E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Annuity, Series O (All Cap Value Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Annuity, Series O (All Cap Value Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Variable Annuity, Series O (All Cap Value Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Variable Annuity, Series O (All Cap Value Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Variable Annuity, Series O (All Cap Value Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Variable Annuity, Series O (All Cap Value Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Variable Annuity, Series O (All Cap Value Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Variable Annuity, Series O (All Cap Value Series) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Annuity, Series O (All Cap Value Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Variable Annuity, Series O (All Cap Value Series) | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series O (All Cap Value Series) | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series O (All Cap Value Series) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Annuity, Series O (All Cap Value Series) | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Series O (All Cap Value Series) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Annuity, Series O (All Cap Value Series) | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series O (All Cap Value Series) | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series O (All Cap Value Series) | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series O (All Cap Value Series) | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series O (All Cap Value Series) | Pinnacle West Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Series P (High Yield Series) | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Annuity, Series P (High Yield Series) | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Variable Annuity, Series P (High Yield Series) | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Variable Annuity, Series P (High Yield Series) | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Annuity, Series P (High Yield Series) | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series P (High Yield Series) | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series P (High Yield Series) | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Annuity, Series P (High Yield Series) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Variable Annuity, Series P (High Yield Series) | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series P (High Yield Series) | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Variable Annuity, Series P (High Yield Series) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series P (High Yield Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Annuity, Series P (High Yield Series) | Terraform Global Operating L P 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series P (High Yield Series) | C P I C G Inc 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, Series P (High Yield Series) | Cheplapharm Arzneimittel Gmb H 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, Series P (High Yield Series) | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series P (High Yield Series) | C V R Energy Inc 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series P (High Yield Series) | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P (High Yield Series) | V Z Secured Financing B V 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P (High Yield Series) | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P (High Yield Series) | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P (High Yield Series) | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series Q (Small Cap Value Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Variable Annuity, Series Q (Small Cap Value Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Variable Annuity, Series Q (Small Cap Value Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Variable Annuity, Series Q (Small Cap Value Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Variable Annuity, Series Q (Small Cap Value Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Variable Annuity, Series Q (Small Cap Value Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Variable Annuity, Series Q (Small Cap Value Series) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Annuity, Series Q (Small Cap Value Series) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Annuity, Series Q (Small Cap Value Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Variable Annuity, Series Q (Small Cap Value Series) | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series Q (Small Cap Value Series) | S P D R Samp P Biotech E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Annuity, Series Q (Small Cap Value Series) | I Shares Russell 2000 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity, Series Q (Small Cap Value Series) | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series Q (Small Cap Value Series) | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series Q (Small Cap Value Series) | Liberty Energy Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series Q (Small Cap Value Series) | M G P Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series Q (Small Cap Value Series) | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series Q (Small Cap Value Series) | Rush Enterprises Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series Q (Small Cap Value Series) | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series V (SMid Cap Value Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Variable Annuity, Series V (SMid Cap Value Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Variable Annuity, Series V (SMid Cap Value Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Variable Annuity, Series V (SMid Cap Value Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Variable Annuity, Series V (SMid Cap Value Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Annuity, Series V (SMid Cap Value Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Variable Annuity, Series V (SMid Cap Value Series) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Annuity, Series V (SMid Cap Value Series) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Variable Annuity, Series V (SMid Cap Value Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Variable Annuity, Series V (SMid Cap Value Series) | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series V (SMid Cap Value Series) | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity, Series V (SMid Cap Value Series) | O G E Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Annuity, Series V (SMid Cap Value Series) | Pinnacle West Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series V (SMid Cap Value Series) | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series V (SMid Cap Value Series) | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity, Series V (SMid Cap Value Series) | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series V (SMid Cap Value Series) | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Annuity, Series V (SMid Cap Value Series) | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series V (SMid Cap Value Series) | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Russell 2000 Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.10%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.80%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Abercrombieamp Fitch Co 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series X (StylePlus—Small Growth Series) | Inter Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Russell 1000 Growth Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Guggenheim Variable Insurance Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Variable Annuity, Series Y (StylePlus—Large Growth Series) | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Annuity, Series Z (Alpha Opportunity Series) | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Variable Annuity, Series Z (Alpha Opportunity Series) | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Annuity, Series Z (Alpha Opportunity Series) | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Variable Annuity, Series Z (Alpha Opportunity Series) | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Variable Annuity, Series Z (Alpha Opportunity Series) | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Variable Annuity, Series Z (Alpha Opportunity Series) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Annuity, Series Z (Alpha Opportunity Series) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Variable Annuity, Series Z (Alpha Opportunity Series) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series Z (Alpha Opportunity Series) | Custom Basket Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Variable Annuity, Series Z (Alpha Opportunity Series) | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Annuity, Series Z (Alpha Opportunity Series) | Custom Basket Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.90%)
Variable Annuity, Series Z (Alpha Opportunity Series) | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Variable Annuity, Series Z (Alpha Opportunity Series) | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, Series Z (Alpha Opportunity Series) | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Dropbox Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Yelp Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Amdocs Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | O N E Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series Z (Alpha Opportunity Series) | Innoviva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%